ORDINARY SHARES (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands												1 Months Ended			12 Months Ended
	Nov. 08, 2015 Item shares	Sep. 04, 2015	Mar. 05, 2015 USD ($) shares	Oct. 14, 2014 $ / shares shares	Sep. 05, 2014 CNY (¥) shares	Sep. 05, 2014 USD ($) shares	Aug. 31, 2014 USD ($) shares	May 13, 2014 shares	May 05, 2014 CNY (¥) shares	Jun. 03, 2013 CNY (¥) shares	Jun. 03, 2013 USD ($) shares	May 18, 2015 shares	Jan. 21, 2015 Item shares	Aug. 31, 2010 $ / shares shares	Dec. 31, 2016 CNY (¥) Item shares	Dec. 31, 2015 $ / shares shares	Dec. 31, 2016 USD ($) Item $ / shares shares	Dec. 31, 2014 shares	May 05, 2014 USD ($)
ORDINARY SHARES [Line Items]
Number of American depositary shares issued														250,000
Number of shares offered by selling shareholders														105,907
Par value of ordinary shares (in dollars per share) | $ / shares														$ 0.003		$ 0.003	$ 0.003
Shares issued															38,699,095	38,265,177	38,699,095
Shares outstanding															38,699,095	38,265,177	38,699,095
Reverse stock split ratio		30
Stock split ratio		30
Awards vested															225,377	270,453
Employees [Member]
ORDINARY SHARES [Line Items]
Awards vested															6,666	59,872
Director [Member]
ORDINARY SHARES [Line Items]
Awards vested															225,377	424,459
Restricted stock [Member]
ORDINARY SHARES [Line Items]
Granted (in shares)				135,227												596,473
Denominator used to determine number of shares of restricted stock subject to each award | $ / shares				$ 200
Share price (in dollars per share) | $ / shares				$ 1.480
Awards outstanding				811,359											415,521	861,522	415,521	811,359
Awards vested															225,377	270,453
Restricted stock [Member] | Employees and new hires [Member]
ORDINARY SHARES [Line Items]
Granted (in shares)												510,000			201,875	0
Vesting period												36 months
Awards vested															201,875	0
Restricted stock [Member] | Employees [Member]
ORDINARY SHARES [Line Items]
Granted (in shares)												86,473
CEHIL [Member]
ORDINARY SHARES [Line Items]
Conversion of convertible loans to ordinary shares (in shares)			4,457,854				5,678,963	32,426,090
Total purchase consideration of shares issued and sold | $							$ 5,779
Amount of debt converted | $			$ 6,308
New Flourish [Member]
ORDINARY SHARES [Line Items]
Conversion of convertible loans to ordinary shares (in shares)					5,678,963	5,678,963
Baring [Member]
ORDINARY SHARES [Line Items]
Conversion of convertible loans to ordinary shares (in shares)			2,786,159
Amount of debt converted | $			$ 5,000
SummitView [Member] | CEHIL [Member]
ORDINARY SHARES [Line Items]
Conversion of convertible loans to ordinary shares (in shares)					25,182,076	25,182,076
Amount of debt converted					¥ 224,517	$ 36,692
Convertible Debt [Member] | CEHIL [Member]
ORDINARY SHARES [Line Items]
Amount of debt converted | $			$ 6,308			$ 31,692
Class A Ordinary Shares [Member]
ORDINARY SHARES [Line Items]
Number of votes per ordinary share | Item															1		1
Shares issued															33,990,680	33,556,762	33,990,680	27,552,058
Shares outstanding															33,990,680	33,556,762	33,990,680	27,552,058
Stock Issued During Period, Shares, New Issues										1,026,705	1,026,705
Total purchase consideration of shares issued and sold										¥ 128,035	$ 21,000
Amount received for issuance and sale of shares										¥ 60,969	$ 10,000
Amount outstanding in connection of shares issued and sold															¥ 67,066		$ 11,000
Reverse stock split ratio		30
Stock split ratio		2
Class A Ordinary Shares [Member] | CEHIL [Member]
ORDINARY SHARES [Line Items]
Conversion of convertible loans to ordinary shares (in shares)			4,457,854		16,716,954	16,716,954
Class A Ordinary Shares [Member] | New Flourish [Member]
ORDINARY SHARES [Line Items]
Conversion of convertible loans to ordinary shares (in shares)					5,678,963	5,678,963
Class A Ordinary Shares [Member] | Baring [Member]
ORDINARY SHARES [Line Items]
Conversion of convertible loans to ordinary shares (in shares)			2,786,159
Class A Ordinary Shares [Member] | Spin-Rich Ltd [Member]
ORDINARY SHARES [Line Items]
Conversion ratio for conversion of Class B ordinary shares into Class A ordinary shares													1
Number of ordinary shares converted to Class A ordinary shares													420,000
Class A Ordinary Shares [Member] | SummitView [Member]
ORDINARY SHARES [Line Items]
Conversion of convertible loans to ordinary shares (in shares)					2,786,159	2,786,159
Amount outstanding in connection of shares issued and sold									¥ 67,066										$ 11,000
Amount of debt converted | $						$ 5,000
Number of shares surrendered									537,797
Class B Ordinary Shares [Member]
ORDINARY SHARES [Line Items]
Par value of ordinary shares (in dollars per share) | $ / shares														$ 0.003
Conversion of convertible loans to ordinary shares (in shares)														2,691,863
Number of votes per ordinary share | Item													10		10		10
Shares issued																		2,984,775
Shares outstanding																		2,984,775
Class B Ordinary Shares [Member] | Spin-Rich Ltd [Member] | Jinghan Group [Member]
ORDINARY SHARES [Line Items]
Reduction in ownership percentage (as a percent)													5.00%
Class C Ordinary Shares [Member]
ORDINARY SHARES [Line Items]
Number of votes per ordinary share | Item	10
Shares issued															4,708,415	4,708,415	4,708,415
Number of ordinary shares converted to Class A ordinary shares	4,708,415
Shares outstanding															4,708,415	4,708,415	4,708,415